Senior Notes and Secured Indebtedness (Summary Of Senior Notes Redemption Prices Percentage) (Detail)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
2016	104.25%
2017	102.125%
2018 and thereafter	100.00%